SHARE CAPITAL AND OTHER RESERVES - Other reserves (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL AND OTHER RESERVES
Other reserve - Share options	$ 3,326,971	$ 2,296,229	$ 1,781,096
Other reserve - Warrants	63,228	59,702	263,596	$ 0
Other reserves	$ 3,390,199	$ 2,355,931	$ 2,044,692